Accounts Receivable	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Accounts Receivable [Line Items]
ACCOUNTS RECEIVABLE

NOTE 5. ACCOUNTS RECEIVABLE

Accounts receivable is recorded net of an allowance for credit losses and includes invoiced and accrued but unbilled revenue. Accounts receivable consist of the following:

	Successor
	June 30, 2025	December 31, 2024
Accounts receivable	$204,555	$216,613
Unbilled receivable	56,281	24,171
Allowance for credit losses	(3,190)	(4,264)
Total accounts receivable, net	$257,646	$236,520

The Company records an allowance for credit losses for accounts receivable based on management’s expected credit losses. Management’s estimate of expected credit losses is based on its assessment of the business environment, customers’ financial condition, historical collection experience, accounts receivable aging, and customer disputes.

Changes to the allowance for credit losses are adjusted through credit loss expense, which is included within “Selling, general and administrative expenses” in the condensed consolidated statements of operations and comprehensive income (loss).

Note 6. Accounts Receivable

Accounts receivables are recorded net of an allowance for credit losses and includes invoiced and accrued but unbilled revenue. Accounts receivable consist of the following:

	Successor December 31, 2024	Predecessor December 31, 2023
Accounts receivables	$216,613	$211,097
Unbilled receivables	24,171	24,388
Allowance for credit losses	(4,264)	(2,241)
Total accounts receivables, net	$236,520	$233,244

The Company records an allowance for credit losses for accounts receivable based on management’s expected credit losses. Management’s estimate of expected credit losses is based on its assessment of the business environment, customers’ financial condition, historical collection experience, accounts receivable aging, and customer disputes. Changes to the allowance for credit losses are adjusted through credit loss expense, which is included within selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss). The following table presents the allowance for credit losses activity:

	Successor December 31, 2024	Predecessor December 31, 2023
Beginning balance	$—	$1,098
Initial allowance for credit losses	1,867	—
Provision	2,703	1,353
Accounts written off	(306)	(226)
Foreign currency translation	—	16
Ending balance	$4,264	$2,241

NV5 Global, Inc. [Member]
Accounts Receivable [Line Items]
ACCOUNTS RECEIVABLE

Note 6 – Billed and Unbilled Receivables

Billed and unbilled receivables consists of the following:

	June 28, 2025	December 28, 2024
Billed receivables	$205,347	$202,729
Less: allowance for doubtful accounts	(4,288)	(4,160)
Billed receivables, net	$201,059	$198,569

Unbilled receivables	$127,605	$142,835
Less: allowance for doubtful accounts	(883)	(909)
Unbilled receivables, net	$126,722	$141,926

Note 7 – Billed and Unbilled Receivables

Billed and unbilled receivables were as follows:

	December 28, 2024	December 30, 2023
Billed receivables	$202,729	$155,988
Less: allowance for doubtful accounts	(4,160)	(3,395)
Billed receivables, net	$198,569	$152,593

Unbilled receivables	$142,835	$113,578
Less: allowance for doubtful accounts	(909)	(2,274)
Unbilled receivables, net	$141,926	$111,304

Activity in the allowance for doubtful accounts was as follows:

	December 28, 2024	December 30, 2023
Balance as of the beginning of the year	$5,669	$5,687
Provision for doubtful accounts	1,746	1,261
Write-offs of uncollectible accounts	(2,346)	(1,279)
Balance as of the end of the year	$5,069	$5,669